GAIN ON SETTLEMENT OF DEBT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 26, 2020	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Gain on settlement of debt		$ 914,049	$ 2,172,646
gain that resulted from the settlement of accounts payable		96,699
Gain from settlement of convertible notes		853,452	1,070,035
Accrued Interest		175,422	22,076
short-term debt		446,404	122,000	$ 716,142 [1]	$ 609,491
Derivative liability		$ 792,218	$ 60,597
Short term debt, description		The gain on settlement of debt of $914,049 consisted of a $853,452 gain that resulted from the settlement of accounts payable totaling $950,151 that was settled for $96,699, and a $60,597 gain that resulted from the reduction in the derivative liability due to cash repayments on convertible debt.	The gain on settlement of debt of $2,172,646 consisted of a gain that resulted from the settlement of $1,070,035 in convertible notes, and $175,422 in accrued interest, as well as $122,000 in short-term debt and $22,076 in accrued interest, and the associated derivative liability of $792,218 all totaling $2,181,751 in exchange for 250 Class C shares having a fair-value of $9,105.	If the Company fails to maintain its status as “DTC Eligible” for any reason, or, if the effective Conversion Price as calculated in Section 4(a) is less than $0.0001 at any time (regardless of whether or not a Conversion Notice has been submitted to the Company), the Principal Amount of the Note shall increase by ten thousand dollars ($10,000) (under Holder’s and Company’s expectation that any Principal Amount increase will tack back to the Issuance Date). In addition, the Conversion Price shall be permanently redefined to equal the lesser of (a) $0.00001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note.
Convertible notes payable				$ 24,803	$ 752,409
Preferred Series C [Member]
Convertible notes payable		$ 9,105
Number of shares converted (in shares)	250	250
Conversion of stock amount		$ 2,181,751

[1]	Derived from audited information